Deferred Income Tax asset and liability	12 Months Ended
Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Deferred Income Tax asset and liability
15.	Deferred Income Tax asset and liability

(a)
As indicated in Note 3.4(z), the net tax position has been met based on the separate financial statement of each Subsidiary domiciled in Peru. The following table presents a summary of the items comprising the Subsidiaries’ deferred Income Tax:

	2019	2018
	S/(000)	S/(000)
Deferred assets
Provision for loan portfolio and other provisions	140,741	184,014
Deferred income from stand-by letters	7,625	9,072
Unrealized losses from derivatives	5,872	—
Net unrealized losses from fluctuation in investments through other comprehensive income	44	6,449
Depreciation of right-of-use assets	2,085	—
Others	28,657	14,737
Deferred liabilities
Deemed cost of fixed assets	(57,822)	(58,859)
Amortization of intangible assets, net	(74,439)	(57,265)
Unrealized gain from derivatives	—	(9,707)
Unrealized net gain from fluctuation in investments through other comprehensive income	(2,070)	(424)
Others	(5,710)	(8,542)

Total deferred Income Tax asset, net	44,983	79,475

Deferred liabilities
Unrealized net gain from fluctuation in investments through other comprehensive income	239	259
Others	(226)	(207)

Total deferred Income Tax liability, net	13	52

(b)
In Management’s opinion, the deferred Income Tax assets will be recovered from the taxable income that will be generated by the Group over the coming years, including the portion that is recorded in the consolidated statement of changes in equity.

(c)	The table below presents the amounts reported in the consolidated statement of income for the years 2019, 2018 and 2017:

	2019	2018	2017
	S/(000)	S/(000)	S/(000)
Current – Expense	454,772	401,788	330,902
Deferred – Expense (Income)	38,554	13,727	(4,376)

	493,326	415,515	326,526

(d)	The table below presents the reconciliation of the effective Income Tax rate to the statutory tax rate for the Group:

	2019		2018		2017
	S/(000)%		S/(000)%		S/(000)%
Income before Income Tax	1,943,441	100.0	1,506,909	100.0	1,359,980	100.0

Theoretical tax	573,315	29.5	444,538	29.5	401,194	29.5
Decrease in income of Subsidiaries not domiciled in Peru	(18,570)	(1.0)	(37,681)	(2.5)	(32,365)	(2.4)
Non-taxable income, net	(128,623)	(6.6)	(49,484)	(3.3)	(87,891)	(6.5)
Permanent non-deductible expenses	64,303	3.3	80,555	5.3	43,571	3.2
Translation results non-taxable	2,901	0.2	(22,413)	(1.4)	2,017	0.2

Income Tax	493,326	25.4	415,515	27.6	326,526	24.0